Note 4 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2022	2021
Cash and cash equivalents	$1,624	$3,254
Restricted cash	10,426	1,696
Total cash, cash equivalents and restricted cash	$12,050	$4,950